Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax
11. Income Tax
Accounting Policy
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.
The Company is included in The Hartford’s consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $78 as of December 31, 2011 and $131 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company’s tax planning strategies and in particular the Company’s ability to utilize tax benefits on previously recognized realized capital losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Tax (continued)
Results
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2011	2010	2009
Income Tax Expense (Benefit)
Current - U.S. Federal	$(176)	$49	$300
- International	—	5	—
Total Current	$(176)	$54	$300
Deferred - U.S. Federal Excluding NOL Carryforward	66	134	(2,265)
- Net Operating Loss Carryforward	(163)	(1)	688
Total Deferred	(97)	133	(1,577)
Total Income tax expense (benefit)	$(273)	$187	$(1,277)
Deferred tax assets (liabilities) include the following as of December 31:

Deferred Tax Assets	2011	2010
Tax basis deferred policy acquisition costs	$479	$531
Investment-related items	92	348
Insurance product derivatives	2,011	1,792
NOL Carryover	241	75
Minimum tax credit	387	542
Foreign tax credit carryovers	17	—
Depreciable & Amortizable assets	37	48
Other	23	1
Total Deferred Tax Assets	3,287	3,337
Valuation Allowance	(78)	(131)
Net Deferred Tax Assets	3,209	3,206
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(427)	(569)
Net unrealized gain on investments	(735)	(5)
Employee benefits	(41)	(33)
Other	—	(30)
Total Deferred Tax Liabilities	(1,203)	(637)
Total Deferred Tax Asset (Liability)	$2,006	$2,569
As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $314 and $282, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.
Included in the Company’s December 31, 2011 $2.0 billion net deferred tax asset is $2.2 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Tax (continued)
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2011	2010	2009
Tax provision at the U.S. federal statutory rate	$(10)	$302	$(1,094)
Dividends received deduction	(201)	(145)	(181)
Foreign related investments	(5)	—	24
Valuation Allowance	(53)	50	12
Other	(4)	(20)	(38)
Total	$(273)	$187	$(1,277)